Long-Term Investments - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Yizhuang Venture Investment Fund	Dec. 31, 2012 Yizhuang Venture Investment Fund Upon the written notice of Yizhuang Fund	Sep. 30, 2011 Telehouse Beijing Company Limited
Investment [Line Items]
Investment in an equity investee, percentage	27.694%		10.00%
Investment in an equity investee	50,500	50,500	8,200
Long-term Investment, equity interest acquisition date			Sep. 30, 2011